Shareholder Fees	Sep. 30, 2025 USD ($)
AXS Adaptive Plus Fund | Investor Class
Prospectus [Line Items]
Redemption Fee	$ (20)	[1]
Exchange Fee	25	[1]
Maximum Account Fee	15	[1]
AXS Adaptive Plus Fund | Class I
Prospectus [Line Items]
Redemption Fee	(20)
Exchange Fee	25
Maximum Account Fee	$ 15
AXS Dynamic Opportunity Fund | Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Redemption Fee	$ (20)
Exchange Fee	25
Maximum Account Fee	$ 15
AXS Income Opportunities Fund | Class D
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee	$ (20)
Exchange Fee	25
Maximum Account Fee	$ 15
AXS Income Opportunities Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee	$ (20)
Exchange Fee	25
Maximum Account Fee	$ 15
AXS Tactical Income Fund | Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Redemption Fee	$ (20)
Exchange Fee	25
Maximum Account Fee	$ 15
AXS FTSE Venture Capital Return Tracker Fund | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Redemption Fee	$ (20)
Exchange Fee	25
Maximum Account Fee	$ 15
AXS FTSE Venture Capital Return Tracker Fund | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Redemption Fee	$ (20)
Exchange Fee	25
Maximum Account Fee	$ 15
AXS FTSE Venture Capital Return Tracker Fund | Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Redemption Fee	$ (20)
Exchange Fee	25
Maximum Account Fee	$ 15

[1]	Investor Class Shares are currently not offered and expenses have been estimated for the current fiscal year.